Liquidity (Details Textual) ¥ in Millions		1 Months Ended	12 Months Ended
	May 06, 2018 USD ($)	Sep. 30, 2017 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Jun. 06, 2016 USD ($)	Jun. 06, 2016 CNY (¥)	May 10, 2016 USD ($)	May 10, 2016 CNY (¥)	Mar. 28, 2016 USD ($)	Mar. 28, 2016 CNY (¥)	Dec. 31, 2014 USD ($)
Proceeds from Issuance of Common Stock		$ 5,600,000	$ 5,968,208	$ 7,957,100	$ 5,663,122
Cash and Cash Equivalents, at Carrying Value			9,941,040	5,942,842	6,273,389							$ 415,275
Short-term Bank Loans and Notes Payable			5,208,893	6,694,652		$ 2,879,420	¥ 20.0	$ 2,087,580	¥ 14.5	$ 287,942	¥ 2.0
Notes Payable to Bank, Current			6,975,526	1,727,652
Increase (Decrease) in Accounts Receivable			1,378,315	3,192,557	212,550
Increase (Decrease) in Prepaid Supplies			(4,127,511)	11,438,701	5,762,321
Restricted Cash			9,800,000
Payments to Acquire Businesses, Gross			$ 4,552,240	$ 3,372,925	$ 8,030,000
Continuing Operations [Member] | Scenario, Forecast [Member]
Increase (Decrease) in Accounts Receivable	$ 16,400,000
Increase (Decrease) in Prepaid Supplies	2,400,000
Discontinued Operations [Member] | Scenario, Forecast [Member]
Increase (Decrease) in Accounts Receivable	5,400,000
Increase (Decrease) in Prepaid Supplies	$ 1,000,000